RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2015
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
Schedule of Related Party Balances and Transactions
1.	Balances with related parties:

	December 31,
	2014	2015

Other accounts receivable and prepaid expenses (Note 5)	$10	10

Other accounts payable and accrued expenses (Note 9)	$137	27

2.	Transactions with related parties:

	Year ended December 31,
	2013	2014	2015

Revenues derived from a related party	$74	$37	33

Amounts charged by related parties:

Cost of revenues	$16	$83	37
Operating expenses	195	180	139

	$211	$263	176